SCHEDULE OF WARRANT ACTIVITIES (Details) - $ / shares	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Class of Warrant or Right [Line Items]
Warrants outstanding, balance	70,517
Weighted Average Exercise Price, balance	$ 4.80
Contractual Life in Years Warrants Outstanding	2 years 6 months 14 days	4 years 7 months 28 days
Contractual Life in Years Warrants Exercisable	3 years 7 months 28 days	4 years 7 months 28 days
Warrants outstanding, balance		70,517
Weighted Average Exercise Price, balance	$ 0.49	$ 4.80
Weighted Average Exercise Price, Exercisable balance	$ 4.80
Warrant [Member]
Class of Warrant or Right [Line Items]
Warrants outstanding, Exercisable	70,517
Warrants outstanding, Granted	9,000,000	70,517
Weighted Average Exercise Price, Granted	$ 0.46	$ 4.80
Contractual Life in Years, Granted	3 years	5 years
Warrants outstanding, Exercised
Weighted Average Exercise Price, Exercised
Warrants outstanding, Expired
Weighted Average Exercise Price, Expired
Warrants outstanding, balance	9,070,517
Warrants outstanding, Exercisable	70,517	70,517